Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2023
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
Note 10: Accumulated other comprehensive income
Changes in accumulated other comprehensive income (AOCI) by component for the three and six months ended June 30, 2023 and 2022 were as follows (in thousands):

Three months ended June 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2023	$19,611	$(1,589)	$18,022
Foreign currency translation loss, net of tax	(166)	—	(166)
Actuarial gain/(loss), net of tax	—	49	49

Balance as of June 30, 2023	$19,445	$(1,540)	$17,905

Three months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2022	$22,865	$(1,804)	$21,061
Foreign currency translation loss, net of tax	(3,526)	—	(3,526)
Actuarial gain/(loss), net of tax	—	239	239

Balance as of March 31, 2022	$19,339	$(1,565)	$17,774

Six months ended June 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(1,347)	—	(1,347)
Actuarial gain/(loss), net of tax	—	(108)	(108)

Balance as of June 30, 2023	$19,445	$(1,540)	$17,905

Six months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation loss, net of tax	(4,972)	—	(4,972)
Actuarial gain/(loss), net of tax	—	(287)	(287)

Balance as of June 30, 2022	$19,339	$(1,565)	$17,774

We do not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.